Commitments and Contingencies (Tables)	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Commitments and Contingencies [Line Items]
Schedule Of Reconciliation Of Beginning And Ending Accrued Self-Insured Claims

(In millions)	Accrued Self-insured Claims, Net
Balance as of December 31, 2011	$108
Provision for self-insured claims	35
Cash payments	(40)

Balance as of December 31, 2012	103
Provision for self-insured claims	47
Cash payments	(49)

Balance as of December 31, 2013	$101

Accrued Self-Insured Claims, Net [Member]
Commitments and Contingencies [Line Items]
Schedule Of Reconciliation Of Beginning And Ending Accrued Self-Insured Claims

Accrued
Self-insured
(In millions)	Claims, Net
Balance as of December 31, 2013	$101
Provision for self-insured claims	29
Cash payments	(26)
Balance as of September 30, 2014	$104

Balance as of December 31, 2012	$103
Provision for self-insured claims	36
Cash payments	(31)
Balance as of September 30, 2013	$108